UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       HANAWALT ASSOCIATES LLC
Address:    645 MADISON AVENUE, 6TH FLOOR
            NEW YORK, NEW YORK 10022

Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       LAWRENCE S. PIDGEON
Title:      MEMBER - HANAWALT ASSOCIATES LLC
Phone:      (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON             NEW YORK, NEW YORK          OCTOBER 28, 2009
-----------------------             ------------------          ----------------
      [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -----------
Form 13F Information Table Entry Total:          19
                                                 -----------
Form 13F Information Table Value Total:          $502,925
                                                 -----------
                                                 (thousands)

List of Other Included Managers:                 NONE

                                    TITLE             VALUE    SHARE/
                                    OF                (USD)    PRN        SHARE/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                      CLASS  CUSIP      (X 1000) AMOUNT     PRN     CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
AARON RENTS INC CMN                 COM    002535201  23,235   880,127    SH            Sole                  880,127
AARON RENTS INC A CMN CLASS A       COM    002535300  7,340    358,035    SH            Sole                  358,035
AMERICAN EXPRESS CO. CMN            COM    025816109  34,282   1,011,265  SH            Sole                  1,011,265
ANIXTER INTERNATIONAL INC CMN       COM    035290105  2,615    65,200     SH            Sole                  65,200
BED BATH & BEYOND INC. CMN          COM    075896100  142,587  3,798,275  SH            Sole                  3,798,275
BERKSHIRE HATHAWAY INC CL-A
  (DEL) CLASS A                     COM    084670108  202      2          SH            Sole                  2
BURLINGTON NORTHERN SANTA FE CORP   COM    12189T104  5,580    69,900     SH            Sole                  69,900
CARMAX, INC. CMN                    COM    143130102  38,460   1,840,211  SH            Sole                  1,840,211
CHARLES RIV LABS INTL INC CMN       COM    159864107  2,452    66,300     SH            Sole                  66,300
CONOCOPHILLIPS CMN                  COM    20825C104  2,741    60,700     SH            Sole                  60,700
COSTCO WHOLESALE CORPORATION CMN    COM    22160K105  90,214   1,600,100  SH            Sole                  1,600,100
GRACO INC CMN                       COM    384109104  2,756    98,900     SH            Sole                  98,900
LOWES COMPANIES INC CMN             COM    548661107  98,018   4,680,900  SH            Sole                  4,680,900
PATTERSON COMPANIES INC CMN         COM    703395103  2,741    100,600    SH            Sole                  100,600
SEARS HOLDINGS CORPORATION CMN      COM    812350106  2,287    35,019     SH            Sole                  35,019
SIMPSON MANUFACTURING CO INC CMN    COM    829073105  2,210    87,500     SH            Sole                  87,500
U.S. BANCORP CMN                    COM    902973304  12,056   551,500    SH            Sole                  551,500
WELLS FARGO & CO (NEW) CMN          COM    949746101  30,341   1,076,700  SH            Sole                  1,076,700
WHOLE FOODS MARKET INC CMN          COM    966837106  2,808    92,096     SH            Sole                  92,096

                                                      502,925